Income Tax - Summary of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2020 USD ($)
Deferred Tax Assets:
Start-up costs	$ 773,056
Valuation allowance	(773,056)
Net deferred tax assets (liabilities)	$ 0